Financial Instruments - Schedule of detailed information about hedging instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Aug. 18, 2023	Nov. 30, 2022
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Range of Interest				5.80%	3.75%
Derivatives Designated As Hedge Accounting | Net Investment Hedges
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Change in value used for calculating hedge ineffectiveness	$ 1,792,000
Foreign currency translation reserve for continued hedges			$ 1,792,000
Balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied			$ 1,878,000
Derivatives Designated As Hedge Accounting | Less than 3 months | Net Investment Hedges
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Forward Exchange rate		4,791	4,791
Notional amount		$ 48,837,000	$ 12,654,000
Carrying Amount, Asset			0
Carrying Amount, Liability			1,792,000
Hedging derivative financial instruments	1,792,000
Change in value of hedging instruments recognized in OCI			$ 1,792,000
Hedge ineffectiveness recognized in PL	$ 0